Equity	12 Months Ended
Dec. 31, 2018
Equity
Equity

29.  Equity:

(a)   Authorized, subscribed and paid shares:

As of December 31, 2018, the paid-in capital of Banco de Chile is represented by 101,017,081,114 registered shares (99,444,132,192 in 2017), with no par value, subscribed and fully paid.

(b)   Shares:

(b.1) On July 12, 2018, Banco de Chile informed the capitalization of 40% of the distributable net income obtained during the fiscal year ended December 31, 2017, through the issuance of fully paid-in shares. This capitalization was approved at the Extraordinary Shareholders Meeting held on March 22, 2018, where it was agreed to increase the Bank´s capital in the amount of Ch$147,432,502,459 through the issuance of 1,572,948,922 fully paid-in shares, of no par value, payable through the distributable net income for the year 2017 that was not distributed as dividends, as agreed at the Ordinary Shareholders Meeting held on the same day.

The issuance of fully in paid shares was registered in the Superintendency of Banks and Financial Institutions of Chile (“SBIF”) with the No.1/2018, on July 9, 2018.

The Board of Directors of Banco de Chile, at the meeting No. 2,883, dated July 12, 2018, agreed to set July 26, 2018 as the date for the issuance and distribution of the fully paid in shares.

(b.2) The following table shows the share movements from December 31, 2016 to December 31, 2018:

Total Ordinary
Shares
Total shares as of December 31, 2016	97,624,347,430
Capitalization of retained earnings	1,819,784,762
Total shares as of December 31, 2017	99,444,132,192
Capitalization of retained earnings	1,572,948,922
Total Shares as of December 31, 2018	101,017,081,114

(c)   Shareholders’ composition:

As of December 31, 2017, the shareholder composition was as follows:

		% of Equity
Corporate Name or Shareholder’s Name	Shares	Holding

Sociedad Administradora de la Obligación Subordinada SAOS S.A.	28,593,701,789	28.75
LQ Inversiones Financieras S.A.	26,733,861,635	26.88
Sociedad Matriz del Banco de Chile S.A.	12,138,567,444	12.21
Other minority shareholders	31,978,001,324	32.16
Total	99,444,132,192	100.00

As of December 31, 2018, the shareholder composition was as follows:

		% of Equity
Corporate Name or Shareholder’s Name	Shares	Holding

Sociedad Administradora de la Obligación Subordinada SAOS S.A.	28,593,701,789	28.31
LQ Inversiones Financieras S.A.	27,460,203,382	27.18
Sociedad Matriz del Banco de Chile S.A.	12,138,573,251	12.02
Other minority shareholders	32,824,602,692	32.49
Total	101,017,081,114	100.00

(d)  Approval and payment of dividends:

At the Ordinary Shareholders’ Meeting held on March 22, 2018, the Bank's shareholders agreed to distribute and pay dividend No. 206 amounting to Ch$3.14655951692 per common share of Banco de Chile, with charge to net income for the year ended December 31, 2017. The amount of dividend paid was Ch$374,079 million.

At the Ordinary Shareholders' Meeting held on March 23, 2017, the Bank’s shareholders agreed to distribute and pay dividend No. 205 amounting to Ch$2.92173783704 per common share of Banco de Chile, with charge to net income for the year ended December 31, 2016. The amount of dividend paid was Ch$342,034 million.

The following dividends were declared and paid by the Bank for the year ended as of December 31, 2016, 2017 and 2018:

	2016	2017	2018
Dividends on ordinary shares MCh$ (*):	366,654	342,034	374,079
Dividends per ordinary share Ch$(1):	3.81	3.50	3.76

(*)  This dividend per share is composed of the dividend paid to the Central Bank and common shareholders in the amounts of MCh$152,930 and MCh$221,149, respectively. The Central Bank has 29,161.4 million shares with a payment of Ch$5.2442658 per common share of Banco de Chile and for common shareholders the number of shares are 70,282.7 million with a payment of Ch$3.1465595 per common share of Banco de Chile.

(1)  Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year’s number of shares outstanding.

(e)   Provision for minimum dividends:

The Chilean Corporations Law mandates a minimum distribution of 30% of distributable income. Accordingly, the Bank recorded a liability under the line item “Provisions” for an amount of Ch$178,462 million (Ch$172,804 million in December 31, 2017) against “Retained earnings”.

(f)   Other comprehensive income:

In accordance with Note No. 2(g) (iii), the fair market value adjustment for financial assets at fair value through other comprehensive income is generated by fluctuations in the fair value of that portfolio, with a charge or credit to equity, net of deferred taxes (see Note No. 13). For the year ended 2018, there was a net debit to equity in an amount of Ch$10,121 million (a net credit to equity for Ch$3,476 million in 2017).

Cash flow hedge adjustment consists of the portion of income of hedge instruments registered in equity produced in a cash flow hedge. For the year ended December 31, 2018, there was a net debit to equity in an amount of Ch$22,589 million (a net credit to equity for Ch$11,158 million for the period 2017).

(g)  Earnings per share:

Earnings per share is calculated by dividing the net profit for the year attributable to the ordinary equity holders of the Bank by the weighted average number of ordinary shares outstanding during the year.

The following table shows the income and share data used in the calculation of EPS:

	As of December 31,
	2016		2017	2018
Basic and diluted earnings per share:

Net profits attributable to ordinary equity holders of the Bank	MCh$	575,051	572,080	603,633
Weighted average number of ordinary shares (*)		101,017,081,114	101,017,081,114	101,017,081,114
Earnings per share	Ch$	5.69	5.66	5.98

(*)  During 2016, 2017 and 2018, the Bank capitalized 1,495,200,997,  1,819,784,762 and 1,572,948,922 shares respectively, which are considered in the earnings per share calculation as if they had been outstanding during all periods presented.

During the periods presented the Bank did not have any instruments that could lead to a dilution of its ordinary shares.

There have been no transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of the completion of these financial statements.